Trade Receivables, Net - Summary of Movements of Loss Allowance of Trade Receivables (Detail) - Trade receivables [member] $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of financial assets [Line Items]
Beginning balance	$ 2,120	$ 64,901	$ 53,709	$ 82,906
Net remeasurement of loss allowance	4,905	150,128
Acquisition through business combinations	114	3,482
Amounts written off	(1,964)	(60,109)	(34)
Effects of foreign currency exchange differences	(98)	(3,013)	(2,403)	(1,175)
Ending balance	$ 5,077	$ 155,389	$ 64,901	$ 53,709